Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2018		$ 2,169,661	$ 16,137,945	$ (2,483)	$ (20,085,947)	$ 18,544	$ (1,762,280)
Balance, shares at Mar. 31, 2018		2,169,661,318
Offering costs		$ 3,000	522,000				525,000
Offering costs, shares		3,000,000
Foreign currency translation adjustment				3,846			3,846
Common stock issued for acquisition		$ 50,000	750,000				800,000
Common stock issued for acquisition, shares		50,000,000
Common stock issued for services and compensation		$ 402,000	6,385,600				6,787,600
Common stock issued for services and compensation, shares		402,000,000
Common stock repurchase		$ (7,000)	(84,000)				(91,000)
Common stock repurchase, shares		(7,000,000)
Common stock issued for commitment fees		$ 22,500	47,372				69,872
Common stock issued for commitment fees, shares		22,500,000
Net income (loss)					(5,011,036)	32,941	(4,978,095)
Balance at Mar. 31, 2019		$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019		2,640,161,318
Common stock issued for cash		$ 39,216	285,784				325,000
Common stock issued for cash, shares		39,215,648
Offering costs			101,387				101,387
Deconsolidation of Kuvera LATAM						(51,485)	(51,485)
Foreign currency translation adjustment				(18,975)			(18,975)
Net income (loss)					(3,005,955)		(3,005,955)
Balance at Jun. 30, 2019		$ 2,679,377	24,146,088	(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019		2,679,376,966
Balance at Mar. 31, 2019		$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019		2,640,161,318
Offering costs
Net income (loss)							(4,759,521)
Balance at Sep. 30, 2019		$ 2,710,872	23,575,406	(19,197)	(29,856,504)		(3,589,423)
Balance, shares at Sep. 30, 2019		2,710,871,816
Balance at Mar. 31, 2019		$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019		2,640,161,318
Common stock issued for cash		$ 59,216	765,784				$ 825,000
Common stock issued for cash, shares		59,215,648					59,215,648
Offering costs				101,387			$ 101,387
Deconsolidation of Kuvera LATAM						(51,485)	(51,485)
Foreign currency translation adjustment				(21,421)			(21,421)
Common stock issued for services and compensation		$ 537,618	2,561,025				3,098,643
Common stock issued for services and compensation, shares		537,618,592
Share repurchase							(102)
Common stock repurchase		$ (5)	(97)				(102)
Common stock repurchase, shares		(5,150)
Common stock cancelled		$ (222,500)	(3,157,500)				(3,380,000)
Common stock cancelled, shares		(222,500,000)
Common stock issued for debt		$ 200,000	3,900,000				4,100,000
Common stock issued for debt, shares		200,000,000
Beneficial conversion feature				1,000,000			1,000,000
Net income (loss)					(21,285,191)		(21,285,191)
Balance at Mar. 31, 2020		$ 3,214,490	28,929,516	(20,058)	(46,382,174)		(14,258,226)
Balance, shares at Mar. 31, 2020		3,214,490,408
Balance at Jun. 30, 2019		$ 2,679,377	24,146,088	(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019		2,679,376,966
Common stock issued for cash		$ 13,000	312,000				325,000
Common stock issued for cash, shares		13,000,000
Foreign currency translation adjustment				(1,585)			(1,585)
Common stock issued for services and compensation		$ 241,000	1,274,915				1,515,915
Common stock issued for services and compensation, shares		241,000,000
Common stock repurchase		$ (5)	(97)				(102)
Common stock repurchase, shares		(5,150)
Common stock cancelled		$ (222,500)	(3,157,500)				(3,380,000)
Common stock cancelled, shares		(222,500,000)
Beneficial conversion feature			1,000,000				1,000,000
Net income (loss)					(1,753,566)		(1,753,566)
Balance at Sep. 30, 2019		$ 2,710,872	23,575,406	(19,197)	(29,856,504)		(3,589,423)
Balance, shares at Sep. 30, 2019		2,710,871,816
Balance at Mar. 31, 2020		$ 3,214,490	28,929,516	(20,058)	(46,382,174)		(14,258,226)
Balance, shares at Mar. 31, 2020		3,214,490,408
Foreign currency translation adjustment				636			636
Common stock issued for services and compensation		$ 21,000	397,954				418,954
Common stock issued for services and compensation, shares		21,000,000
Share repurchase		$ (9)	(263)				(272)
Share repurchase, shares		(9,079)
Beneficial conversion feature			2,000,000				2,000,000
Net income (loss)					(4,913,787)		(4,913,787)
Balance at Jun. 30, 2020		$ 3,235,481	31,327,207	(19,422)	(51,295,961)		(16,752,695)
Balance, shares at Jun. 30, 2020		3,235,481,329
Balance at Mar. 31, 2020		$ 3,214,490	28,929,516	(20,058)	(46,382,174)		(14,258,226)
Balance, shares at Mar. 31, 2020		3,214,490,408
Offering costs							6
Net income (loss)							(6,101,547)
Balance at Sep. 30, 2020	$ 47	$ 2,929,481	30,021,081	(23,781)	(52,536,063)		(19,609,235)
Balance, shares at Sep. 30, 2020	46,612	2,929,481,329
Balance at Jun. 30, 2020		$ 3,235,481	31,327,207	(19,422)	(51,295,961)		(16,752,695)
Balance, shares at Jun. 30, 2020		3,235,481,329
Offering costs			(20,994)				(20,994)
Offering costs, shares
Foreign currency translation adjustment				(4,359)			(4,359)
Common stock issued for services and compensation			376,282				376,282
Common stock issued for services and compensation, shares
Common stock repurchase		$ (106,000)	(14,000)				(120,000)
Common stock repurchase, shares		(106,000,000)
Preferred stock issued for cash	$ 47		1,158,754				1,158,801
Preferred stock issued for cash, shares	46,612
Common stock forfeited		$ (200,000)	(3,180,000)				(3,380,000)
Common stock forfeited, shares		(200,000,000)
Forgiveness of accrued payroll			373,832				373,832
Dividends					(52,342)		(52,342)
Net income (loss)					(1,187,760)		(1,187,760)
Balance at Sep. 30, 2020	$ 47	$ 2,929,481	$ 30,021,081	$ (23,781)	$ (52,536,063)		$ (19,609,235)
Balance, shares at Sep. 30, 2020	46,612	2,929,481,329